Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for		Compensation Actually Paid for		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($ in Thousands) (6)
	Mr. Ostrover (Co-PEO) ($)(1)	Mr. Lipschultz (Co-PEO) ($)(1)	Mr. Ostrover (Co-PEO) ($)(2)	Mr. Lipschultz (Co-PEO) ($)(2)			Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)(5)
2023	18,478,195	18,478,195	18,478,195	18,478,195	13,064,035	16,356,681	144	135	220,776
2022	10,135,385	N/A	10,135,385	N/A	12,200,608	9,501,705	98	110	(40,235)
2021	11,637,178	N/A	11,637,178	N/A	291,966,801	347,800,318	132	141	(1,802,266)

Named Executive Officers, Footnote	In 2023, our principal executive officers (“PEOs”) were Messrs. Ostrover and Lipschultz. During 2023, Mr. Lipschultz was appointed as Co-Chief Executive Officer. In 2022 and 2021, our PEO was Mr. Ostrover. The dollar amounts represent the total compensation reported in the “Total” column of the “2023 Summary Compensation Table” for each applicable year.
Peer Group Issuers, Footnote	The peer group referenced for purposes of the Total Stockholder Return is the Dow Jones U.S. Asset Managers Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. See footnote (3) for the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year. The dollar amounts do not reflect the actual amount or average actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs during the applicable year. The adjustments in the table below were made to total compensation for each year to determine the compensation actually paid:

Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	2023
	Mr. Ostrover (Co-PEO) ($)	Mr. Lipschultz (Co-PEO) ($)	Average for Non-PEO NEOs ($)
Total compensation as reported in the summary compensation table	18,478,195	18,478,195	13,064,035
Deduction for fair value of awards granted during the covered year	(17,304,596)	(17,304,596)	(8,993,420)
Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year)	—	—	803,056
Fair value as of vesting date for awards that were granted and vested during the year	17,304,596	17,304,596	8,275,476
Change in fair value from end of prior year to vesting date for awards granted in prior years that vested during covered year	—	—	207,370
Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year	—	—	2,819,593
Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	—	180,571
Compensation actually paid	18,478,195	18,478,195	16,356,681

Non-PEO NEO Average Total Compensation Amount	$ 13,064,035	$ 12,200,608	$ 291,966,801
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,356,681	9,501,705	347,800,318
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. See footnote (3) for the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year. The dollar amounts do not reflect the actual amount or average actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs during the applicable year. The adjustments in the table below were made to total compensation for each year to determine the compensation actually paid:

Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	2023
	Mr. Ostrover (Co-PEO) ($)	Mr. Lipschultz (Co-PEO) ($)	Average for Non-PEO NEOs ($)
Total compensation as reported in the summary compensation table	18,478,195	18,478,195	13,064,035
Deduction for fair value of awards granted during the covered year	(17,304,596)	(17,304,596)	(8,993,420)
Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year)	—	—	803,056
Fair value as of vesting date for awards that were granted and vested during the year	17,304,596	17,304,596	8,275,476
Change in fair value from end of prior year to vesting date for awards granted in prior years that vested during covered year	—	—	207,370
Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year	—	—	2,819,593
Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	—	180,571
Compensation actually paid	18,478,195	18,478,195	16,356,681

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Stockholder Returns
We do not use total stockholder return as a performance measure in our overall executive compensation program, and, as a result, there is not a direct correlation between the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the non-PEO NEOs as set forth in the table. As demonstrated in the table above, “compensation actually paid” to our PEOs and non-PEO NEOs directionally moved consistent with total stockholder returns for the Company and the peer group in 2023 compared to 2022 and 2022 compared to 2021.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
We do not use our GAAP consolidated net income (loss) as a performance measure in our overall executive compensation program, and, as a result, there is not a direct correlation between the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the non-PEO NEOs as set forth in the table. As demonstrated in the table above, “compensation actually paid” to our PEOs and non-PEO NEOs directionally moved consistent with GAAP consolidated net income (loss) in 2023 compared to 2022. For 2022 compared to 2021, these amounts directionally moved in the opposite direction due to the accounting impacts of the Business Combination.

Compensation Actually Paid vs. Company Selected Measure	We do not use any financial performance measures to link compensation actually paid to our NEOs to the Company’s performance. Accordingly, pursuant to SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Total Stockholder Returns
We do not use total stockholder return as a performance measure in our overall executive compensation program, and, as a result, there is not a direct correlation between the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the non-PEO NEOs as set forth in the table. As demonstrated in the table above, “compensation actually paid” to our PEOs and non-PEO NEOs directionally moved consistent with total stockholder returns for the Company and the peer group in 2023 compared to 2022 and 2022 compared to 2021.

Total Shareholder Return Amount	$ 144	98	132
Peer Group Total Shareholder Return Amount	135	110	141
Net Income (Loss)	220,776,000	(40,235,000)	(1,802,266,000)
Ostrover [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	18,478,195	10,135,385	11,637,178
PEO Actually Paid Compensation Amount	$ 18,478,195	$ 10,135,385	$ 11,637,178
PEO Name	Ostrover	Ostrover	Ostrover
Ostrover [Member] | Deduction for fair value of awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,304,596)
Ostrover [Member] | Fair value as of vesting date for awards that were granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,304,596
Lipschultz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	18,478,195
PEO Actually Paid Compensation Amount	$ 18,478,195
PEO Name	Lipschultz
Lipschultz [Member] | Deduction for fair value of awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,304,596)
Lipschultz [Member] | Fair value as of vesting date for awards that were granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,304,596
Non-PEO NEO | Deduction for fair value of awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,993,420)
Non-PEO NEO | Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	803,056
Non-PEO NEO | Fair value as of vesting date for awards that were granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,275,476
Non-PEO NEO | Change in fair value from end of prior year to vesting date for awards granted in prior years that vested during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,370
Non-PEO NEO | Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,819,593
Non-PEO NEO | Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 180,571